Condensed Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Profit or loss [abstract]
Revenue	$ 7,781	$ 9,717	$ 16,278	$ 19,498
Production costs	(5,789)	(5,814)	(11,424)	(11,967)
Write-down of materials and supplies	(532)		(532)
Depletion and amortization	(2,939)	(1,773)	(5,217)	(3,563)
Cost of sales	(9,260)	(7,587)	(17,173)	(15,530)
Gross (loss) profit	(1,479)	2,130	(895)	3,968
Administrative expenses	(999)	(1,151)	(2,023)	(2,595)
Share-based payment expenses	(72)	(362)	(260)	(1,127)
Amortization	(120)	(127)	(218)	(261)
General and administrative expenses	(1,191)	(1,640)	(2,501)	(3,983)
Exploration and holding expenses	(839)	(1,800)	(1,955)	(2,873)
Other income (expenses)	45	(188)	1,037	(837)
Finance expenses	(1,186)	(1,025)	(2,101)	(1,750)
Loss before income taxes	(4,650)	(2,523)	(6,415)	(5,475)
Income tax (expense) recovery	(90)	(22)	(22)	8
Net loss	(4,740)	(2,545)	(6,437)	(5,467)
Items that may be reclassified subsequently to profit and loss:
Foreign currency translation differences	243	1,156	(493)	182
Total other comprehensive income (loss)	243	1,156	(493)	182
Total comprehensive loss	$ (4,497)	$ (1,389)	$ (6,930)	$ (5,285)
Loss per share
Basic and diluted	$ (0.14)	$ (0.08)	$ (0.19)	$ (0.17)
Weighted average number of shares
Basic and diluted	33,795,117	32,400,248	33,794,693	32,385,771